PRIVATE PLACEMENT	12 Months Ended
Sep. 30, 2024
Mars Acquisition Corporation
PRIVATE PLACEMENT
PRIVATE PLACEMENT

NOTE 4 — PRIVATE PLACEMENT

On February 16, 2023, the Company sold 391,000 Private Placement Units, including 36,000 Private Placement Units that were issued pursuant to the underwriters’ full exercise of the over-allotment option, at $10.00 per Unit, generating gross proceeds of $3,910,000 in the Private Placement. The proceeds from the Private Placement were added to the proceeds from the Initial Public Offering held in the Trust Account. The Company will have until 21 months (or 27 months as applicable) from the closing of this Initial Public Offering to consummate a Business Combination (the “Combination Period”). If the Company does not complete a Business Combination within the Combination Period, the Rights contained within the Private Placement Units will expire worthless.